Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial results [Abstract]
Finance income	$ 5,050,952	$ 5,680,068	$ 7,845,743
Finance costs	(24,166,313)	(20,307,238)	(23,101,329)
Foreign currency exchange differences	2,563,019	(456,995)	(957,565)
Result as per adjustment units	$ (110,539)	$ (2,246,846)	$ (3,282,736)